Intangibles (Customer relationships and related accumulated amortization) (Details) - Customer relationships - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(119,235)	(98,059)
Finite-lived intangible assets	$ 240,765	$ 261,941